FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets that are measured at fair value on a recurring basis

		December 31,	December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$276,943,339	$276,261,596

Liabilities:
Warrant Liability – Public Warrants	1	22,366,667	9,716,667
Warrant Liability – Private Placement Warrants	3	14,400,000	6,400,000

Schedule of the key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.96%	0.42%
Risky Drift	5%	5%
Expected term (years)	5	5
Expected volatility	40.0%	40.0%
Exercise price	$11.50	$11.50

September 19,
2019
(Initial
Input	Measurement)
Risk-free interest rate	1.7%
Expected term (years)	1.5
Expected volatility	40.0%
Exercise price	$11.60
Fair value of Units	$7.66

Schedule of changes in the fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of Janaury 1, 2021	$14,400,000	$22,366,667	$36,766,667
Change in fair value of warrant liabilities	300,000	550,001	850,001
Fair value as of March 31, 2021	$14,700,000	$22,916,668	$37,616,668

	Private		Warrant
	Placement	Public	Liabilities
Fair value –	$—	$—	$—
Initial measurement on September 17, 2019 (IPO)	7,300,000	11,000,000	18,300,000
Change in valuation inputs or other assumptions	(900,000)	(1,283,333)	(2,183,333)
Fair value as of December 31, 2019	$6,400,000	$9,716,667	$16,116,667
Change in valuation inputs or other assumptions	8,000,000	12,650,000	20,650,000
Fair value as of December 31, 2020	$14,400,000	$22,366,667	$36,766,667